Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued bonus		$ 5,217,065	$ 4,825,633
Accrued professional service fees		592,797	416,676
Withholding individual income tax-option exercise		36,696	61,683
Value added taxes and other taxes payable		123,264	2,219,300
Accrued raw data cost		380,237	1,285,418
Accrued bandwidth cost		27,587	38,527
Accrued welfare benefits		56,887	61,594
Deposit payable	[1]	2,374,144	153,998
Amount due to related to disposal of subsidiaries	[2]		5,081,927
Interest payable	[3]	265,692
Amount due to Yinglibao		865,036
Amount due to Yinglibao clients		18,573,735
Accrued sales service fees		114,055	578,910
Others		992,754	931,759
Accrued expenses and other current liabilities total		$ 29,619,949	$ 15,655,425

[1]	Deposit payable is the deposit in bank accounts for providing guarantee to perform the contract obligation related to "Yinglibao", an internet-based financial platform that integrates cash management solutions and mutual fund distribution.
[2]	On March 30, 2015, the Group signed a sale & purchase agreement with a third party, to transfer the 100% ordinary shares of Rifa Futures and iSTAR Wealth Management (the "Transaction"). In April 2015, the Group collected partial consideration of approximately $5.1 million. Due to the Transaction was not completed as of December 31, 2015, the agreement was expired automatically. The Group refunded the $5.1 million and entered into a new agreement in April 2016.
[3]	The Group launched Qiribao, which is a new product on the wealth management platform (Yinglibao), in July 2016. Once an investor commits funds through the platform of Yinglibao to invest Qiribao, his funds are reinvested by the Group to purchase the held-to-maturity securities. Interest payable represented the interest expense that has been incurred but has not been paid to the Qiribao investors as of the date of the balance sheet. Due to the compliance requirement and our strategy, the Group will terminate the purchase of Qiribao starting on April 10, 2017, and all the held-to-maturity securities will be redeemed by the end of June 30, 2017.